Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current taxes:
Current taxes	€ 9,891	€ 4,205	€ 1,800
Net deferred taxes:
Net deferred taxes	(1,803)	640	850
Income tax expense	8,088	4,845	2,650
Effect of additional Corporate Tax	1,971
Italy
Current taxes:
Current taxes	1,920	439	199
Net deferred taxes:
Net deferred taxes	(2,191)	(45)	672
Foreign current income tax expense	69
Extraordinary contribution tax enacted	1,036
Germany
Net deferred taxes:
Extraordinary contribution tax enacted	163
Exploration & Production | Foreign (outside Italy)
Current taxes:
Current taxes	7,027	3,609	1,517
Net deferred taxes:
Net deferred taxes	713	552	73
Other segments | Foreign (outside Italy)
Current taxes:
Current taxes	944	157	84
Net deferred taxes:
Net deferred taxes	€ (325)	€ 133	€ 105